General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General

Note 1 - GENERAL

A. Elbit Systems Ltd. ("Elbit Systems") is an Israeli corporation, 46.75% owned by the Federmann Group. Elbit Systems' shares are traded on the Nasdaq National Market in the United States ("Nasdaq") and on the Tel Aviv Stock Exchange ("TASE"). Elbit Systems and its subsidiaries (collectively the "Company") are engaged mainly in the field of defense electronics, homeland security and commercial aviation. Elbit Systems' principal wholly-owned subsidiaries are the Elbit Systems of America, LLC ("ESA") companies, Elbit Systems Electro-Optics Industries Elop Ltd. ("Elop"), Elbit Systems Land and C4I Ltd. ("ESLC") and Elbit Systems EW and SIGINT – Elisra Ltd. ("Elisra") (formerly known as Elisra Electronic Systems Ltd.).

B. A majority of the Company's revenues are derived from direct or indirect sales to governments or to governmental agencies. As a result, a substantial portion of the Company's sales is subject to the special risks associated with sales to governments or to governmental agencies. These risks include, among others, the dependency on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental registration, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company's products and for its suppliers. As for major customers, refer to Note 22(C).

C. In December 2011, the Israeli Government, due to political considerations, did not renew the Company's export authorization to complete performance under an approximately $90,000 contract to supply systems to a foreign customer. As a result of the cessation of the program, and in accordance with our legal advisors opinion, the Company recorded in its 2011 results of operations an expense of approximately $72,800 ($62,000 net of taxes), which was included in cost of goods sold. In May 2012, the foreign customer drew down an amount of approximately $33,600 in advance and performance guarantees. The remaining balance will be utilized after 2013. In November 2012, following discussions with the Israeli Government regarding a possible compensatory settlement (which discussions did not result in an agreement regarding such settlement), the Company filed a lawsuit against the Government of Israel to recover damages and resulting expenses in the amount of approximately $74,000 in connection with the cancellation of the export authorization. The lawsuit was filed with the District Court of the Central Region of Israel.

D. DISCONTINUED OPERATIONS
 Fraser-Volpe LLC ("FV") is a U.S. Company held approximately 59.4% by the Company through the Company's wholly-owned subsidiary ITL Optronics Inc. ("ITL"). ITL and FV were acquired by the Company in the fourth quarter of 2010, as part of the acquisition of the Mikal group of companies, with the balance of ITL's shares being acquired in February 2011.

Since the acquisition date, Company's management is committed to and still is in process of selling its holdings in FV. Accordingly, FV was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results and the cash flows for the years ended at December 31, 2012 and 2011 were classified as discontinued operations, in accordance with ASC 205-20, "Discontinued Operations".

During the third quarter of 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in FV, of which the non-controlling interest was approximately $6,500. Net loss recognized in the financial statements related to the above mentioned impairment was approximately $9,500.

As of December 31, 2012 and 2011, net assets related to FV amounted to $1,172 and $1,748, respectively, and are included in "Other Receivables and Prepaid Expenses" (See Note 4).

 In October 2012 the Company signed an agreement for the sale of its interest in FV for an amount of $2,000 for which a down payment of $100 was paid by the purchaser in December 2012. The results of operations and cash flows of the discontinued operations, for each of the three years ended December 31, 2012, were immaterial. The Company expects to finalize the sale during 2013.